CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Current assets
Cash	$ 4,960		$ 5,517		$ 271
Inventory	4,202		2,916		0
Accounts Receivable, net of allowance of $20 and $16 ($478 and $470 from related parties, net of allowance of $10)	996		788		0
Prepaid expenses and other current assets	65		49		16
Due from related party	0		1,350		0
Total current assets	10,223		10,620		287
Property and equipment, net	806		806		1,725
Intangible assets, net	16,968		18,196		17,608
Total assets	27,997		29,622		19,620
Current liabilities
Accounts payable	795		1,841		655
Accrued expenses	1,005		772		754
Accrued bonuses	78		298		2,633
Accrued interest	42		42		42
Accrued interest to related parties			0		1,127
Due to related party	1,131		1,526		1,098
Deferred revenue - related parties	480		480		0
Obligation under capital lease	129		129		0
Convertible notes payable to related party			0		17,198
Total current liabilities	3,660		5,088		23,507
Long-term obligation under capital lease	56		118		0
Convertible notes payable	2,000		2,000		2,000
Total liabilities	5,716		7,206		25,507
Commitments and contingencies
Stockholders' equity
Series A Convertible Preferred Stock - $0.00001 par value per share:10,000,000 shares authorized at June 30, 2014 and December 31, 2013; none issued or outstanding as of June 30, 2014 and December 31, 2013	0		0		0
Common stock - $0.00001 par value, 100,000,000 and 300,000,000 shares authorized at June 30, 2014 and December 31, 2013, respectively 24,137,177 and 18,682,310 shares issued at June 30, 2014 and December 31, 2013, respectively	0	[1]	0	[1]	0	[1]
Additional paid in capital	183,548		174,000		118,247
Accumulated deficit	(161,245)		(151,562)		(124,112)
Treasury stock, at cost - 2,284 shares at June 30, 2014 and December 31, 2013, respectively	(22)		(22)		(22)
Total stockholders’ equity	22,281		22,416		(5,887)
Total liabilities and stockholders' equity	$ 27,997		$ 29,622		$ 19,620

[1]	Less than $1